Condensed consolidated statement of changes in equity of Aegon Ltd. - EUR (€) € in Millions	Total	Share capital [member]	Retained earnings [member]	Revaluation reserves [member]	Remeasurement of defined benefit plans [member]	Other reserves [member]	Other equity instruments [member]	Reserve of discontinued operations held for sale [member]	Issued capital and reserves [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2024	€ 9,313	€ 7,094	€ 3,949	€ (3,706)	€ (1,072)	€ 951	€ 1,972		€ 9,187	€ 126
Net result recognized in the income statement	606		584						584	21
Items that will not be reclassified to profit or loss:
Gains/ (losses) on investments in equity instruments (FVOCI)	(1)			(1)					(1)
Remeasurements of defined benefit plans	5				5				5
Income tax relating to items that will not be reclassified	2				1				2
Discontinued operations that will not be reclassified	6
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	745			745					745
Realized gains / (losses) on disposal of financial assets (FVOCI)	76			76					76
Insurance finance income / (expenses)	(433)			(433)					(433)
Reinsurance finance income / (expenses)	62			62					62
Changes in cash flow hedging reserve	(145)			(145)					(145)
Income tax relating to items that may be reclassified	(64)			(64)					(64)
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	166			166					166
Realized gains / (losses) on disposal of financial assets (FVOCI)	27			27					27
Changes in cash flow hedging reserve	(26)			(26)					(26)
Movements in foreign currency translation and net foreign investment hedging reserves	(472)			425	97	(976)			(455)	(17)
Equity movements of joint ventures	21					21			21
Equity movements of associates	6					6			6
Disposal	(1)					(1)			(1)
Income tax relating to items that may be reclassified	(36)			(36)		0			(36)
Discontinued operations that may be reclassified	(52)
Other	(1)		(1)						(1)
Total other comprehensive income / (loss)	(67)		(1)	797	103	(950)			(51)	(17)
Total comprehensive income / (loss)	538		583	797	103	(950)			534	5
Issuance and purchase of treasury shares	(107)		(107)						(107)
Dividends paid on common shares	(300)		(300)						(300)
Coupons on perpetual securities	(19)		(19)						(19)
Incentive plans	(36)		(23)				(13)		(36)
Ending balance at Jun. 30, 2025	9,389	7,094	4,083	(2,909)	(969)	1	1,958		9,258	130
Insurance items that may be reclassified subsequently to profit or loss:
Changes in cash flow hedging reserve	(145)
Items that may be reclassified subsequently to profit or loss:
Changes in cash flow hedging reserve	(26)
Ending balance at Dec. 31, 2025	9,495	7,082	3,792	(2,519)	(966)	43	1,978		9,410	85
Net result recognized in the income statement	608		614						614	(6)
Items that will not be reclassified to profit or loss:
Gains/ (losses) on investments in equity instruments (FVOCI)	0
Remeasurements of defined benefit plans	(8)				(8)				(8)
Income tax relating to items that will not be reclassified	1				1				1
Discontinued operations that will not be reclassified	(27)				372			€ (399)	(27)
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	(565)			(565)					(565)
Realized gains / (losses) on disposal of financial assets (FVOCI)	(5)			(5)					(5)
Insurance finance income / (expenses)	398			398					398
Reinsurance finance income / (expenses)	(169)			(169)					(169)
Changes in cash flow hedging reserve	14			14					14
Income tax relating to items that may be reclassified	40			40					40
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	(118)			(118)					(118)
Realized gains / (losses) on disposal of financial assets (FVOCI)	(8)			(8)					(8)
Changes in cash flow hedging reserve	10			10					10
Movements in foreign currency translation and net foreign investment hedging reserves	151			(79)	(17)	245			149	2
Equity movements of joint ventures	(6)			0		(6)			(6)
Equity movements of associates	54			0		54			54
Disposal	(1)			0		(1)			(1)
Income tax relating to items that may be reclassified	18			18					18
Discontinued operations that may be reclassified	16					502		(486)	16
Other	(3)		(3)	0					(3)
Total other comprehensive income / (loss)	(207)		(3)	(465)	349	794		(885)	(209)	2
Total comprehensive income / (loss)	401		611	(465)	349	794		(885)	405	(4)
Issuance and purchase of treasury shares	(188)		(188)						(188)
Repayment of perpetuals securities	(323)		50				(374)		(323)
Dividends paid on common shares	(313)		(313)						(313)
Coupons on perpetual securities	(37)		(37)						(37)
Incentive plans	(39)		(21)				(18)		(39)
Change in ownership non-controlling interest	(9)									(9)
Ending balance at Jun. 30, 2026	€ 8,987	€ 7,082	€ 3,894	€ (2,984)	€ (617)	€ 838	€ 1,587	€ (885)	€ 8,915	€ 72